united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22756

Advisor Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Rich Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 6/30

Date of reporting period: 3/31/17

Item 1. Schedule of Investments.

Quantified Managed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Shares		Value
	COMMON STOCK - 10.0%
	CHEMICALS - 1.0%
5,793	Dow Chemical Co.	$ 368,087

	COMMERCIAL SERVICES - 2.0%
4,542	Rollins, Inc.	368,538
10,084	Verisk Analytics, Inc. *	374,419
		742,957
	INSURANCE - 1.0%
1,555	Everest Re Group Ltd.	363,574

	LODGING - 1.0%
17,653	ILG, Inc.	370,007

	REITS - 1.0%
14,832	Getty Realty Corp.	374,805

	RETAIL - 1.0%
2,836	McDonald's Corp.	367,574

	SAVINGS & LOAN - 1.0%
21,439	Oritani Financial Corp.	364,463

	SOFTWARE - 1.0%
3,866	Jack Henry & Associates, Inc.	359,925

	TRANSPORTATION - 1.0%
3,428	United Parcel Service, Inc.	367,824

	TOTAL COMMON STOCK (Cost - $3,552,741)	3,679,216

	EXCHANGE TRADED FUNDS - 75.3%
	ASSET ALLOCATION FUND - 3.4%
25,854	SPDR Barclays Convertible Securities ETF	1,243,577

	DEBT FUNDS - 59.0%
14,032	iShares 7-10 Year Treasury Bond ETF	1,481,639
13,590	iShares Core U.S. Aggregate Bond ETF	1,474,379
99,874	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	10,093,266
67,813	PowerShares Preferred Portfolio	1,004,989
26,379	ProShares Short 20+ Year Treasury	618,851
51,102	SPDR Bloomberg Barclays High Yield Bond ETF	1,887,197
75,519	SPDR Doubleline Total Return Tactical ETF	3,690,613
18,182	Vanguard Total Bond Market ETF	1,474,197
		21,725,131
	EQUITY FUNDS - 12.9%
16,160	iShares Select Dividend ETF	1,472,176
23,299	SPDR SSgA Income Allocation ETF	736,188
30,443	WisdomTree LargeCap Dividend Fund	2,524,638
		4,733,002

	TOTAL EXCHANGE TRADED FUNDS (Cost - $27,688,818)	27,701,710

	SHORT-TERM INVESTMENTS - 13.4%
	MONEY MARKET FUNDS - 13.4%
2,463,159	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.31% (a)	2,463,159
2,463,159	First American Government Obligations Fund - Class Z 0.30% (a)	2,463,159
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,926,318)	4,926,318

	TOTAL INVESTMENTS - 98.7% (Cost - $36,167,877) (b)	$ 36,307,244
	LIABILITIES IN EXCESS OF OTHER ASSETS - 1.3%	489,273
	NET ASSETS - 100.0%	$ 36,796,517

	ETF - Exchange Traded Fund
	REIT - Real Estate Investment Trust
*	Non-Income producing investment.
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $36,215,588 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 345,363
	Unrealized Depreciation:	(253,707)
	Net Unrealized Appreciation:	$ 91,656

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Shares		Value
	COMMON STOCKS - 80.0%
	AGRICULTURE - 1.5%
2,162	British American Tobacco PLC	$ 143,384

	Airlines - 0.3%
33	Copa Holdings SA	3,704
1,202	JetBlue Airways Corp.	24,773
		28,477
	AUTO PARTS & EQUIPMENT - 1.1%
5,519	American Axle & Manufacturing Holdings, Inc.	103,647
38	Visteon Corp.	3,722
		107,369
	BANKS - 1.4%
3,505	Bancolombia SA	139,744

	BEVERAGES- 1.4%
1,211	Diageo PLC	139,967

	BUILDING MATERIALS - 0.0%
152	Louisiana-Pacific Corp. *	3,773

	CHEMICALS - 2.3%
229	Kronos Worldwide, Inc.	3,763
464	NewMarket Corp.	210,299
284	Platform Specialty Products Corp. *	3,698
123	Univar, Inc. *	3,771
		221,531
	COMMERCIAL SERVICES - 5.5%
13,751	China Distance Education Holdings Ltd.	140,260
113	Green Dot Corp. *	3,770
36	Manpower Group, Inc.	3,693
2,431	New Oriental Education & Technology Group, Inc. *	146,784
67	Nutrisystem, Inc.	3,719
8,340	QIWI plc	143,031
755	United Rentals, Inc.	94,413
		535,670
	COMPUTERS - 4.7%
1,433	HP, Inc.	25,622
708	Logitech International SA	22,564
4,201	MAXIMUS, Inc.	261,302
81	Seagate Technology PLC	3,720
46	Western Digital Corp.	3,796
4,901	WNS Holdings Ltd. *	140,218
		457,222
	ELECTRIC - 1.0%
3,229	Great Plains Energy, Inc. *	94,351

	ELECTRONICS - 1.2%
339	Arrow Electronics, Inc. *	24,886
2,341	Sanmina Corp. *	95,045
		119,931
	ENGINEERING & CONSTRUCTION - 2.2%
2,903	Comfort Systems USA, Inc. *	106,395
1,115	Dycom Industries, Inc.	103,639
		210,034
	GAS - 0.0%
62	National Fuel Gas Co.	3,696

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Shares		Value
	HEALTHCARE - PRODUCTS - 2.7%
39	Masimo Corp. *	$ 3,637
3,618	ResMed, Inc.	260,387
		264,024
	HEALTHCARE - SERVICES - 5.4%
4,889	LHC Group, Inc. *	263,517
4,046	US Physical Therapy, Inc.	264,204
		527,721
	HOME BUILDERS - 0.3%
2	NVR, Inc. *	4,214
1,040	PulteGroup, Inc.	24,492
124	Winnebago Industries, Inc.	3,627
		32,333
	HOUSEWARES - 2.7%
4,278	Toro Co.	267,204

	INSURANCE - 11.9%
339	Alleghany Corp. *	208,370
2,214	American Financial Group, Inc.	211,260
1,092	Assurant, Inc.	104,472
1,526	Chubb Ltd.	207,917
5,644	Employers Holdings, Inc.	214,190
4,491	Loews Corp.	210,044
94	Progressive Corp.	3,683
		1,159,936
	INTERNET - 4.0%
207	Alibaba Group Holding Ltd.	22,321
724	Facebook, Inc.	102,844
1,043	Gravity Co. Ltd.	21,903
10,068	Vipshop Holdings Ltd.	134,307
1,743	WebMD Health Corp.	91,821
873	Yirendai Ltd.	21,904
		395,100
	LEISURE TIME - 3.2%
1,683	Brunswick Corp.	103,000
1,041	LCI Industries	103,892
1,046	Royal Caribbean Cruises Ltd.	102,623
		309,515
	LODGING - 4.3%
6,684	Marcus Corp.	214,556
7,036	Monarch Casino & Resort, Inc. *	207,843
		422,399
	MACHINERY- DIVERSIFIED - 0.0%
18	Roper Technologies, Inc.	3,717

	MEDIA - 2.7%
426	AMC Networks, Inc. *	24,998
968	TEGNA, Inc.	24,800
6,614	Twenty-First Century Fox, Inc.	210,193
		259,991
	OIL & GAS - 0.2%
2,603	Atwood Oceanics, Inc.	24,807

	PHARMACEUTICALS - 1.7%
253	Galapagos NV	21,806
3,324	GlaxoSmithKline PLC	140,140
		161,946
	REITS - 1.9%
2,464	Liberty Property Trust	94,987
939	Vornado Realty Trust	94,191
		189,178

Quantified All-Cap Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Shares		Value
	RETAIL - 2.3%
2,084	Big Lots, Inc.	$ 101,449
763	Children's Place, Inc.	91,598
14	Panera Bread Co. *	3,666
1,215	Sonic Automotive, Inc.	24,361
		221,074
	SEMICONDUCTORS - 10.4%
1,141	Analog Devices, Inc.	93,505
163	ASML Holding NV	21,646
17	Broadcom Ltd.	3,722
4,397	Brooks Automation, Inc.	98,493
3,517	Cabot Microelectronics Corp.	269,437
2,053	Lam Research Corp.	263,523
130	Micron Technology, Inc. *	3,757
3,259	Texas Instruments, Inc.	262,545
		1,016,628
	SOFTWARE - 3.4%
2,034	Adobe Systems, Inc. *	264,684
726	Changyou.com Ltd. *	20,357
645	Momo, Inc. *	21,975
77	NetEase, Inc.	21,868
		328,884
	TELECOMMUNICATIONS - 0.3%
572	Extreme Networks, Inc. *	4,296
2,729	Iridium Communications, Inc. *	26,335
		30,631

	TOTAL COMMON STOCKS (Cost - $7,661,210)	7,820,237

	EXCHANGE TRADED FUNDS - 9.9%
	EQUITY FUNDS - 9.9%
15,588	iShares MSCI Emerging Markets ETF	614,011
645	ProShares Ultra QQQ	69,183
3,367	ProShares Ultra S&P500	285,656
	TOTAL EXCHANGE TRADED FUNDS (Cost - $927,661)	968,850

	SHORT-TERM INVESTMENTS - 8.6%
	MONEY MARKET FUNDS - 8.6%
418,413	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.31% (a)	418,413
418,414	First American Government Obligation Fund - Class Z 0.30% (a)	418,414
	TOTAL SHORT-TERM INVESTMENTS (Cost - $836,827)	836,827

	TOTAL INVESTMENTS - 98.5% (Cost - $9,425,698) (b)	$ 9,625,914
	OTHER ASSETS LESS LIABILITIES - 1.5%	146,139
	NET ASSETS - 100.0%	$ 9,772,053

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
ETF	Exchange Traded Fund
*	Non-Income producing investment
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $9,433,630 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 271,505
	Unrealized Depreciation:	(79,221)
	Net Unrealized Appreciation:	$ 192,284

Quantified Market Leaders Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Shares		Value
	EXCHANGE TRADED FUNDS - 90.8%
	EQUITY FUNDS - 90.8%
297,498	Guggenheim S&P 500 Pure Value ETF	$ 17,510,732
21,664	iShares Russell 2000 Growth ETF	3,502,202
200,647	iShares Russell 2000 Value ETF	23,708,450
76,885	iShares S&P Mid-Cap 400 Value ETF	11,413,578
132,927	iShares U.S. Financial Services ETF	14,502,336
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $67,631,776)	70,637,298

	SHORT-TERM INVESTMENTS - 1.1%
	MONEY MARKET FUNDS - 1.1%
428,697	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.31% (a)	428,697
428,697	First American Government Obligations Fund - Class Z 0.30% (a)	428,697
	TOTAL SHORT-TERM INVESTMENTS (Cost - $857,394)	857,394

	TOTAL INVESTMENTS - 91.9% (Cost - $68,489,170) (b)	$ 71,494,692
	OTHER ASSETS LESS LIABILITIES - 8.1%	6,308,315
	NET ASSETS - 100.0%	$ 77,803,007

	ETF - Exchange Traded Fund
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $68,501,002 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 2,993,690
	Unrealized Depreciation:	-

	Net Unrealized Appreciation:	$ 2,993,690

TOTAL RETURN SWAPS
Reference Entity	Number of Shares	Notional Amount at March 31, 2017	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation
iShares PHLX Semiconductor ETF	74,712	8,518,047	1-Mth USD_LIBOR plus 30 bp	1/11/2018	Credit Suisse	$ 1,709,279
iShares Russel 2000 Growth Index ETF	14,821	2,336,095	1-Mth USD_LIBOR plus 30 bp	9/7/2017	Credit Suisse	60,868
VanEck Vectors SemiConductor ETF	53,778	3,670,318	1-Mth USD_LIBOR plus 30 bp	12/1/2017	Credit Suisse	616,327
Total						$ 2,386,474

(1)	Interest rate is based upon predeterminied notional amounts, which may be a multiple of the number of shares plus a specified spread.

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Shares		Value
	OPEN-END FUND MUTUAL FUNDS - 15.5%
	ASSET ALLOCATION FUND - 6.5%
9,102	Bridgeway Managed Volatility Fund	$ 133,435
14,999	Glenmede Secured Options Portfolio - Retail Class	184,637
11,761	Litman Gregory Masters Alternative Strategies - Investor Class	135,486
11,591	Putnam Absolute Return 700 Fund - Retail Class	136,194
		589,752
	EQUITY FUNDS - 9.0%
15,158	LoCorr Long/Short Equity Fund	180,683
32,035	PSI Market Neutral Fund	276,783
10,178	RMB Investors Trust - RMB Mendon Financial - Retail Class	181,567
10,763	Schwab Hedged Equity Fund - Institutional Class	183,948
		822,981

	TOTAL OPEN-ENDED MUTUAL FUNDS (Cost - $1,377,076)	1,412,733

	EXCHANGE TRADED FUNDS - 70.8%
	ALTERNATIVE FUNDS - 4.1%
4,821	First Trust Exchange-Traded Fund III-First Trust	168,060
7,611	Hull Tactical US ETF	204,508
		372,568
	COMMODITY FUNDS - 3.0%
16,807	PowerShares DB Base Metals Fund *	275,131

	EQUITY FUNDS - 63.7%
759	AdvisorShares Morgan Creek Global Tactical ETF	18,193
22,353	Columbia India Infrastructure ETF	292,154
1,330	Fidelity MSCI Information Technology Index ETF	54,730
7,184	Financial Select Sector SPDR Fund	170,476
307	First Trust Industrials/Producer Durables	10,536
2,887	First Trust Materials AlphaDEX Fund	109,331
101	First Trust NYSE Arca Biotechnology Index Fund	10,635
518	First Trust Technology AlphaDEX Fund	21,772
4,115	Guggenheim Frontier Markets ETF	52,878
1,408	Guggenheim S&P 500 Equal Weight Technology ETF	170,065
3,772	Industrial Select Sector SPDR Fund	245,406
1,775	IQ Merger Arbitrage ETF	53,232
599	iShares Core MSCI Emerging Markets ETF	28,626
807	iShares Emerging Markets Dividend ETF	32,159
4,876	iShares Emerging Markets Infrastructure ETF	153,935
2,305	iShares Global Financials ETF	140,375
330	iShares Global Healthcare ETF	33,921
353	iShares Global Materials ETF	20,901
1,408	iShares Global Tech ETF	174,944
63	iShares MSCI Brazil Capped ETF	2,360
2,346	iShares MSCI BRIC ETF	85,207
1,547	iShares MSCI Chile Capped ETF	67,387
219	iShares MSCI Mexico Capped ETF	11,206
2,783	iShares MSCI Poland Capped ETF	60,057
79	iShares MSCI South Africa ETF	4,360
1,182	iShares MSCI South Korea Capped ETF	73,130
647	iShares North American Tech-Software ETF	81,826
1,492	iShares U.S. Basic Materials ETF	132,997
1,379	iShares U.S. Financial Services ETF	150,449
528	iShares U.S. Industrials ETF	66,491
2,230	iShares U.S. Medical Devices ETF	337,667
732	iShares US Aerospace & Defense ETF	108,863
131	iShares US Pharmaceuticals ETF	19,773
774	iShares US Regional Banks ETF	34,675
2,909	KraneShares CSI China Internet ETF	123,167
3,217	Materials Select Sector SPDR Fund	168,603
4,531	PowerShares Aerospace & Defense Portfolio	197,325

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Uaundited) (Continued)
March 31, 2017
Shares			Value
	EQUITY FUNDS (Continued) - 63.7%
47	PowerShares DWA Basic Materials Momentum		$ 2,915
908	PowerShares Emerging Markets Infrastructure		31,912
424	PowerShares FTSE RAFI Emerging Markets Portfolio		8,412
7,376	PowerShares India Portfolio		168,320
847	PowerShares S&P SmallCap Health Care Portfolio		67,658
2,105	SPDR Morgan Stanley Technology ETF		144,844
550	SPDR S&P Bank ETF		23,639
1,629	SPDR S&P Emerging Asia Pacific ETF		140,192
960	SPDR S&P Emerging Markets Dividend ETF		28,214
3,108	SPDR S&P Emerging Markets SmallCap ETF		141,041
3,320	SPDR S&P Global Infrastructure ETF		162,149
1,638	SPDR S&P Global Natural Resources ETF		69,648
950	SPDR S&P Insurance ETF		81,643
186	SPDR S&P Metals & Mining ETF		5,658
312	SPDR S&P Regional Banking ETF		17,038
6,010	SPDR SSgA Global Allocation ETF		207,585
4,199	SPDR SSgA Income Allocation ETF		132,678
481	VanEck Vectors Agribusiness ETF		25,710
173	VanEck Vectors Biotech ETF		20,596
1,992	VanEck Vectors High Income Infrastructure MLP ETF		31,932
2,955	VanEck Vectors India Small-Cap Index ETF		156,497
427	VanEck Vectors Semiconductor ETF		34,036
139	VanEck Vectors Steel ETF		5,611
258	Vanguard Financials ETF		15,601
1,456	Vanguard Health Care ETF		200,666
1,862	Vanguard Materials ETF		221,466
576	WisdomTree Emerging Markets High Dividend Fund		23,530
2,994	WisdomTree Emerging Markets SmallCap Dividend		134,371
			5,823,374

	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,415,787)		6,471,073

	CLOSE-END FUND - 3.1%
10,904	Guggenheim MSCI Global Timber (Cost - $285,024)		287,211

	SHORT-TERM INVESTMENTS - 7.8%
	MONEY MARKET FUNDS - 7.8%
357,689	Fidelity Institutional Money Market Funds - Government Portfolio - Class I 0.31% (a)		357,689
357,689	First American Government Obligations Fund - Class Z 0.30% (a)		357,689
	TOTAL SHORT-TERM INVESTMENTS (Cost - $715,378)		715,378

	TOTAL INVESTMENTS - 97.2% (Cost - $8,793,265) (b)		$ 8,886,395
	OTHER ASSETS LESS LIABILITIES - 2.8%		251,846
	NET ASSETS - 100.0%		$ 9,138,241

	ETF - Exchange Traded Fund
	REIT - Real Estate Investment Trust
*	Non-Income producing investment
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $8,801,198 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 115,930
		Unrealized Depreciation:	(30,733)
		Net Unrealized Appreciation:	$ 85,197
	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS

No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	March 31, 2017	Appreciation
12	NASDAQ 100 E-MINI Future	Jun-17	1,305,240	$ 12,596

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Principal Amount ($)		Interest Rate (%)	Maturity	Value
	BONDS & NOTES - 47.1%
	AIRLINES - 1.2%
1,000,000	Southwest Airlines Co.	2.6500	11/5/2020	$ 1,012,142

	APPAREL - 1.2%
1,000,000	Ralph Lauren Corp.	2.1250	9/26/2018	1,007,351

	BANKS - 9.3%
1,000,000	Bank of New York Mellon Corp.	2.2000	5/15/2019	1,007,868
1,000,000	Capital One Financial Corp.	2.4500	4/24/2019	1,006,239
1,000,000	Citigroup, Inc.	2.5000	7/29/2019	1,009,591
1,000,000	Goldman Sachs Group, Inc.	2.8750	2/25/2021	1,007,380
1,000,000	HSBC USA, Inc.	2.3500	3/5/2020	1,003,003
1,000,000	Huntington National Bank	2.2000	4/1/2019	1,002,786
1,000,000	Royal Bank of Canada	2.5000	1/19/2021	1,007,412
1,000,000	Toronto-Dominion Bank	2.0500	3/31/2021	989,509
				8,033,788
	BEVERAGES - 1.1%
1,000,000	Anheuser-Busch InBev Finance, Inc.	1.9000	2/1/2019	1,001,897

	BIOTECHNOLOGY - 1.2%
1,000,000	Celgene Corp.	2.3000	8/15/2018	1,007,732

	CHEMICALS - 1.1%
1,000,000	Monsanto Co.	1.1500	6/30/2017	999,234

	COMMERCIAL SERVICES - 1.2%
1,000,000	Western Union Co.	3.6500	8/22/2018	1,023,838

	FOOD - 1.2%
1,000,000	General Mills, Inc.	2.2000	10/21/2019	1,006,802

	HEALTHCARE - PRODUCTS - 2.3%
1,000,000	Abbot Laboratories	2.8000	9/15/2020	1,009,506
1,000,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020	1,007,772
				2,017,278
	HEALTHCARE - SERVICES - 3.5%
1,000,000	Aetna, Inc.	2.2000	3/15/2019	1,006,966
1,000,000	Laboratory Corp of America Holdings	2.2000	8/23/2017	1,003,026
1,000,000	Quest Diagnostics, Inc.	2.5000	3/30/2020	1,006,948
				3,016,940
	INSURANCE - 4.7%
1,000,000	American International Group, Inc.	3.3750	8/15/2020	1,027,616
1,000,000	Marsh & McLennan Cos, Inc.	2.5500	10/15/2018	1,012,090
1,000,000	MetLife, Inc.	1.9030	12/15/2017	1,003,880
1,000,000	Prudential Financial, Inc.	2.3500	8/15/2019	1,010,321
				4,053,907
	INTERNET - 1.2%
1,000,000	Baidu, Inc.	2.7500	6/9/2019	1,013,074

	LEISURE TIME - 1.2%
1,000,000	Carnival Crop.	3.9500	10/15/2020	1,052,662

	MEDIA - 1.1%
1,000,000	Thomson Reuters Corp.	1.6500	9/29/2017	1,000,395

	OFFICE / BUSINESS EQUIPMENT - 1.1%
1,000,000	Xerox Corp.	2.8000	5/15/2020	993,506

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Principal Amount ($)		Interest Rate (%)	Maturity	Value
	PHARMACEUTICALS - 4.1%
1,000,000	AbbVie, Inc.	1.8000	5/14/2018	$ 1,001,398
1,000,000	AbbVie, Inc.	2.3000	5/14/2021	988,406
1,000,000	AstraZeneca PLC	1.9500	9/18/2019	999,288
550,000	Cardinal Health, Inc.	1.7000	3/15/2018	550,227
				3,539,319
	REAL ESTATE- 0.6%
500,000	Post Apartment Homes LP	4.7500	10/15/2017	504,222

	REITS - 1.1%
1,000,000	Ventas Realty LP	1.2500	4/17/2017	1,000,002

	RETAIL - 2.9%
1,000,000	CVS Health Corp.	1.9000	7/20/2018	1,002,297
500,000	Home Depot, Inc.	2.0000	4/1/2021	498,010
1,000,000	McDonald's Corp.	3.5000	7/15/2020	1,047,472
				2,547,779
	SEMICONDUCTORS - 2.3%
1,000,000	KLA-Tencor Corp.	3.3750	11/1/2019	1,027,348
1,000,000	Maxim Integrated Products, Inc.	2.5000	11/15/2018	1,008,569
				2,035,917
	TELECOMMUNICATIONS - 3.5%
1,000,000	AT&T, Inc.	2.4500	6/30/2020	1,000,702
1,000,000	Verizon Communications, Inc.	2.6250	2/21/2020	1,013,109
1,000,000	Vodafone Group PLC	1.5000	2/19/2018	998,536
				3,012,347

	TOTAL BONDS & NOTES (Cost - $40,718,818)			40,880,132

	CERTIFICATE OF DEPOSIT - 23.1%
	AUTO MANUFACTURERS - 2.3%
1,000,000	BMW Bank of North America	1.5000	6/18/2018	1,002,542
1,000,000	BMW Bank of North America	1.6000	1/22/2019	1,002,367
				2,004,909
	BANKS - 20.8%
1,000,000	Ally Bank	1.2500	11/27/2017	1,001,984
1,000,000	American Express Centurion Bank	2.0500	11/25/2019	1,007,959
1,000,000	BMO Harris Bank NA	0.9000	5/12/2017	1,000,230
1,000,000	Cadence Bank NA	1.2500	2/12/2018	1,002,713
1,000,000	Comenity Capital Bank	1.6500	3/18/2021	999,262
1,000,000	Compass Bank	1.3500	1/2/2018	1,003,103
1,000,000	Goldman Sachs Bank USA	2.2500	12/9/2020	1,009,557
1,000,000	Goldman Sachs Bank USA	2.0500	1/13/2020	1,012,474
1,000,000	HSBC Bank	1.2500	2/8/2021	1,002,227
1,000,000	JPMorgan Chase Bank	1.2500	2/10/2021	999,914
1,000,000	mBank/Manistique MI	1.1000	7/10/2017	1,000,878
1,000,000	Sallie Mae Bank	1.3500	12/18/2017	1,001,986
1,000,000	Sallie Mae Bank	2.1500	1/20/2021	1,015,026
1,000,000	State Bank of India	2.1500	12/16/2019	1,008,094
1,000,000	UBS Bank USA	1.6500	6/7/2021	984,568
1,000,000	WebBank	1.2000	2/26/2019	994,280
1,000,000	Wells Fargo Bank NA	1.5000	12/17/2018	1,003,622
1,000,000	World's Foremost Bank	1.7000	6/9/2021	984,496
				18,032,373

	TOTAL CERTIFICATE OF DEPOSIT (Cost - $19,999,567)			20,037,282

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Shares		Value
	EXCHANGE TRADED FUNDS - 6.3%
	DEBT FUNDS - 5.8%
36,800	Guggenheim BulletShares 2017 Corporate Bond ETF	$ 832,416
39,100	Guggenheim BulletShares 2018 Corporate Bond ETF	830,093
39,100	Guggenheim BulletShares 2019 Corporate Bond ETF	830,093
38,800	Guggenheim BulletShares 2020 Corporate Bond ETF	829,932
16,500	Guggenheim Enhanced Short Duration ETF *	829,290
27,200	SPDR Barclays Short Term Corporate Bond ETF	832,592
		4,984,416
	EQUITY FUND - 0.5%
3,500	Powershares QQQ Trust Series 1	463,330

	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,454,872)	5,447,746

	SHORT-TERM INVESTMENTS - 11.3%
	MONEY MARKET FUNDS - 11.3%
4,912,217	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.31% (a)	4,912,217
4,912,217	First Amercan Government Obligations Fund - Class Z 0.30% (a)	4,912,217
	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,824,434)	9,824,434

	TOTAL INVESTMENTS - 87.8% (Cost - $75,997,691) (b)	$ 76,189,594
	OTHER ASSETS LESS LIABILITIES - 12.2%	10,596,333
	NET ASSETS - 100.0%	$ 86,785,927

REIT	Real Estate Investment Trust
ETF	Exchange Traded Fund
LP	Limited Partnership
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2017.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding the value of futures) is $76,001,720 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 296,716
	Unrealized Depreciation:	(108,842)
	Net Unrealized Appreciation:	$ 187,874
	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS

No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	March 31, 2017	Appreciation
1,588	Nasdaq 100 E-Mini Future	June-17	$ 172,726,760	$ 1,665,302

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase may be valued at amortized cost which approximates fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results

Fair Valuation Process – As noted above, theThis team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to eacha Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Unadjusted Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change

The Funds utilizes various methods to measure the fair value of all of its their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for each Fund’s assets and liabilities measured at fair value:

QUANTIFIED MANAGED BOND FUND
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 3,679,216			$ 3,679,216
Exchange Traded Funds	27,701,710	-	-	27,701,710
Short-Term Investments	4,926,318	-	-	4,926,318
Total Assets	$ 36,307,244	$ -	$ -	$ 36,307,244

QUANTIFIED ALL-CAP EQUITY FUND
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 7,820,237	$ -	$ -	$ 7,820,237
Exchange Traded Funds	968,850	-	-	968,850
Short-Term Investments	836,827	-	-	836,827
Total Assets	$ 9,625,914	$ -	$ -	$ 9,625,914

QUANTIFIED MARKET LEADERS FUND
Assets *	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 70,637,298	$ -	$ -	$ 70,637,298
Short-Term Investments	857,394	-	-	857,394
Total Investments	$ 71,494,692	$ -	$ -	$ 71,494,692
Derivatives
Total Return Swaps	$ 2,386,474	$ -	$ -	$ 2,386,474
Total Assets	$ 73,881,166	$ -	$ -	$ 73,881,166

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017
QUANTIFIED ALTERNATIVE
Assets *	Level 1	Level 2	Level 3	Total
Investments
Open-Ended Mutual Funds	$ 1,412,733	$ -	$ -	$ 1,412,733
Exchange Traded Funds	6,471,073	-	-	6,471,073
Close-End Fund	287,211			287,211
Short-Term Investments	715,378	-	-	715,378
Derivatives
Futures Contracts	12,596	-	-	12,596
Total Assets	$ 8,898,991	$ -	$ -	$ 8,898,991

QUANTIFIED STF
Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes		$ 40,880,132	$ -	$ 40,880,132
Certificate of Deposit		20,037,282	-	20,037,282
Exchange Traded Funds	5,447,746	-	-	5,447,746
Short-Term Investments	9,824,434	-	-	9,824,434
Total Investments	$ 15,272,180	$ 60,917,414	$ -	$ 76,189,594
Derivatives
Futures Contracts	1,665,302	-	-	1,665,302
Total Assets	$ 16,937,482	$ 60,917,414	$ -	$ 77,854,896

* Refer to the Portfolio of Investment for classification.
The Fund's did not hold any Level 3 securities during the period.
There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. All futures contracts are subject to equity risk.

Risks of Futures Contracts – The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and movements in the price of the underlying securities or index; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for futures contracts.

The notional value of the derivative instruments outstanding as of March 31, 2017 as disclosed in each Fund's Portfolio of Investments serve as indicators of the volume of derivative activity for each Fund.
Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Funds (“ETFs”), Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Swap Contracts - Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal coure of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differntials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

A Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Fund will typically enter into equity swap agreements in instances where the Advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. Open swaps contracts are subject to equity risk.

A Fund collateralizes swap agreements with cash and certain securities if indicated on the Portfolio of Investments of the Fund, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund are regularly collateralized either directly with the Fund or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES -The Managed Income Fund and Market Leaders Fund currently invest a portion of their assets in PIMCO 0-5 Year High Yield Corporate Bond Index ETF and iShares Russell 2000 Value ETF, respectively. The Funds may redeem their investments at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of Managed Income Fund may be directly affected by the performance of the PIMCO 0-5 Year High Yield Corporate Bond Index ETF . The market Leaders Fund performance may be directly affected by iShares Russell 2000 Value ETF. The financial statements of the PIMCO 0-5 Year High Yield Corporate Bond Index ETF and iShares Russell 2000 Value ETF, including the portfolio of investments, can be found at the websites www.pimcoetfs.com and www.iShares.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2017 the percentage of the Managed Income Funds net assets invested in the PIMCO 0-5 Year High Yield Corporate Bond Index ETF was 27.4%. As of March 31, 2017 the percentage of the Market Leaders Fund net assets invested in the iShares Russell 2000 Value ETF was 33.2%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisor Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 5/30/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 5/30/17

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer/Principal Financial Officer

Date 5/30/17